Property and Equipment, Net (Details Textual) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property And Equipment, Net (Textual)
Depreciation expenses	$ 68,941
Office equipment cost	3,047
Accumulated depreciation	1,282
Net loss disposal of office equipment	$ (1,025)